Related-Party Transactions (Detail) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2020 USD ($) equityHolder	Jul. 31, 2019 USD ($)	Jul. 31, 2020 USD ($) equityHolder	Jul. 31, 2019 USD ($)	Jan. 31, 2020 USD ($) equityHolder	Jan. 31, 2019 USD ($)	Jan. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Related party, non-cancellable agreement, term (in years)			3 years		3 years
Related party, non-cancellable agreement, renewal term (in years)			2 years		2 years
Deferred revenue, current portion	$ 84,288		$ 84,288		$ 50,929	$ 34,172
Accounts receivable, related parties	0		$ 0		$ 9,200
Fund Spending Agreement
Related Party Transaction [Line Items]
Related party transaction, term of agreement (in years)			3 years		3 years
Remaining obligation, expected fulfillment period			1 year		1 year
Affiliated Entity
Related Party Transaction [Line Items]
Deferred revenue, current portion	$ 0		$ 0		$ 8,013
Affiliated Entity | Fund Spending Agreement
Related Party Transaction [Line Items]
Number of affiliated entities | equityHolder	1		1		1
Related party agreement, length of agreement (in years)			3 years		3 years
Total amount spent for agreement	$ 0	$ 0	$ 0	$ 20	$ 60	1,700	$ 300
Remaining obligation, amount	200		200		200
Affiliated Entity | Agreement For Purchase Of Service
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 300	300	$ 600	500	$ 1,100	800	500
Affiliated Entity | Transactions With Certain Equity Holders
Related Party Transaction [Line Items]
Number of affiliated entities | equityHolder	3		3		3
Revenue from related parties	$ 0	2,100	$ 2,800	4,300	$ 8,400	9,900	8,100
Deferred revenue, current portion	$ 0		$ 0		$ 8,000	6,900
Affiliated Entity | Banking Relationship
Related Party Transaction [Line Items]
Number of affiliated entities | equityHolder	1		1		1
Interest income, related party	$ 0	$ 200	$ 100	$ 400	$ 700	900	$ 200
Prepaid Expenses and Other Current Assets | Affiliated Entity | Agreement For Purchase Of Service
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party			500		1,100	700
Accounts Payable | Affiliated Entity | Agreement For Purchase Of Service
Related Party Transaction [Line Items]
Due to related parties, current	$ 4,000		$ 4,000		$ 3,300	$ 2,100